Tax Matters - Deferred Taxes (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Deferred Tax Assets
Prepaid/deferred items - Deferred tax assets	$ 2,195	$ 1,655
Inventories - Deferred tax assets	373	280
Intangible assets - Deferred tax assets	743	532
Property, plant and equipment - Deferred tax assets	179	160
Employee benefits - Deferred tax assets	2,217	2,292
Restructurings and other charges - Deferred tax assets	225	266
Legal and product liability reserves - Deferred tax assets	496	415
Net operating loss/credit carryforwards - Deferred tax assets	2,427	2,512
State and local tax adjustments - Deferred tax assets	152	264
Investments - Deferred tax assets	11	18
All other - Deferred tax assets	196	182
Subtotal - Deferred tax assets	9,215	8,576
Valuation allowance	(1,927)	(2,068)
Total deferred taxes - Deferred tax assets	7,288	6,508
Deferred Tax Liabilities
Prepaid/deferred items - Deferred tax liabilities	(204)	(325)
Inventories - Deferred tax liabilities	(14)	(10)
Intangible assets - Deferred tax liabilities	(7,099)	(7,620)
Property, plant and equipment - Deferred tax liabilities	(1,226)	(1,011)
Employee benefits - Deferred tax liabilities	(39)	(134)
Unremitted earnings - Deferred tax liabilities	(79)	(83)
Investments - Deferred tax liabilities	(3,318)	(162)
All other - Deferred tax liabilities	(9)	(112)
Deferred tax liabilities, gross	(11,988)	(9,456)
Net deferred tax liability	$ (4,700)	$ (2,948)